UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-05871

                          Centennial California Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003

                                                                                    Principal          Value
                                                                                       Amount     See Note 1
--------------------------------------------------------------------------------------------------------------
 Short-Term Tax-Exempt Obligations--103.3%
--------------------------------------------------------------------------------------------------------------
  California--103.3%
  CA Department of Water & Power Supply RB, Series B-1, 1% 1                      $ 3,500,000   $  3,500,000
--------------------------------------------------------------------------------------------------------------
  CA Department of Water & Power Supply RRB, Central Valley Project,
  MERLOT Series 2003 B32, FGIC Insured, 1.03% 1                                     2,000,000      2,000,000
--------------------------------------------------------------------------------------------------------------
  CA EDLFA Revenue Nts., Stanford University, 0.80%, 9/8/03                         4,000,000      4,000,000
--------------------------------------------------------------------------------------------------------------
  CA HFFAU RB, MSTFC Series 1998 26, FSA Insured, 0.98% 1                           6,000,000      6,000,000
--------------------------------------------------------------------------------------------------------------
  CA Infrastructure & ED Bank RRB, J. Paul Getty Trust, Series A, 1%, 5/15/04 2     6,000,000      6,000,000
--------------------------------------------------------------------------------------------------------------
  CA Infrastructure & ED Bank RRB, J. Paul Getty Trust, Series D, 1%, 5/13/04 2     4,000,000      4,000,000
--------------------------------------------------------------------------------------------------------------
  CA Infrastructure & ED Bank RRB, Salvation Army Western Territory,
  Series 2001, 1.08%, 1/28/04                                                       7,500,000      7,500,000
--------------------------------------------------------------------------------------------------------------
  CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
  MBIA Insured, 0.90% 1                                                               900,000        900,000
--------------------------------------------------------------------------------------------------------------
  CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.10% 1                      2,500,000      2,500,000
--------------------------------------------------------------------------------------------------------------
  CA PCFAU SWD RR RB, Greenteam of San Jose Project-A, 1.05% 1                      4,235,000      4,235,000
--------------------------------------------------------------------------------------------------------------
  CA PCFAU SWD RR RB, Shell Martinez Refining-A, 0.95% 1                            4,200,000      4,200,000
--------------------------------------------------------------------------------------------------------------
  CA SCDAU MH RB, Greentree Sr. Apts. Project-P, 1% 1                               7,350,000      7,350,000
--------------------------------------------------------------------------------------------------------------
  CA SCDAU RB, IDV-Fibrebond, Inc., 1.35% 1                                           655,000        655,000
--------------------------------------------------------------------------------------------------------------
  CA SCDAU RB, IDV-Propak California Corp.-B, 1.35% 1                                 340,000        340,000
--------------------------------------------------------------------------------------------------------------
  Lodi, CA EU REF COP, Series A, MBIA Insured, 0.85% 1                              5,000,000      5,000,000
--------------------------------------------------------------------------------------------------------------
  Los Angeles Cnty., CA MH Mtg. RB, Valencia Housing Project,
  Series C, 1% 1                                                                    2,500,000      2,500,000
--------------------------------------------------------------------------------------------------------------
  Los Angeles, CA Convention & Exhibit Center Authority Lease RRB,
  Subseries B-2, AMBAC Insured, 0.97%, 6/16/04 2                                    5,000,000      5,000,000
--------------------------------------------------------------------------------------------------------------
  Los Angeles, CA USD GOB, AAMC Series 1999-7, MBIA Insured, 0.98% 1,3              6,000,000      6,000,000
--------------------------------------------------------------------------------------------------------------
  Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25,
  FGIC Insured, 0.98% 1                                                             2,000,000      2,000,000
--------------------------------------------------------------------------------------------------------------
  Mount San Antonio, CA Community College District GOUN, Series A,
  FGIC Insured, 3.25%, 5/1/04                                                       1,000,000      1,019,385
--------------------------------------------------------------------------------------------------------------
  Northern CA Power Agency RRB, Hydroelectric Project 1-A,
  MBIA Insured, 0.95% 1                                                             3,500,000      3,500,000
--------------------------------------------------------------------------------------------------------------
  Oceanside, CA MH RRB, Lakeridge Apts. Project, 0.95% 1                            3,300,000      3,300,000
--------------------------------------------------------------------------------------------------------------
  Orange Cnty., CA Apt. Development RB, Niquel Summit 2, Series B, 1% 1             3,461,000      3,461,000
--------------------------------------------------------------------------------------------------------------
  Orange Cnty., CA LTA RB, 1.05%, 8/14/03                                          11,000,000     11,000,000
--------------------------------------------------------------------------------------------------------------
  Orange Cnty., CA LTA RB, 1.05%, 8/14/03                                             200,000        200,000
--------------------------------------------------------------------------------------------------------------
  Orange Cnty., CA Special FAU Teeter Plan RB, Series B,
  AMBAC Insured, 0.95% 1                                                            1,250,000      1,250,000
--------------------------------------------------------------------------------------------------------------
  Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
  AMBAC Insured, 0.95% 1                                                            2,400,000      2,400,000
--------------------------------------------------------------------------------------------------------------
  Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical
  Center, Series B, MBIA Insured, 0.97% 1                                           1,700,000      1,700,000
--------------------------------------------------------------------------------------------------------------
  Sacramento Cnty., CA HAU MH RB, Shadowood Apts
  Project-Issue A, 1.08% 1                                                          6,000,000      6,000,000
--------------------------------------------------------------------------------------------------------------
  San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 1.04% 1                4,620,000      4,620,000
--------------------------------------------------------------------------------------------------------------
  San Bernardino Cnty., CA MH RRB, Somerset Apts.-A, 0.90% 1                        2,495,000      2,495,000


4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                    Principal          Value
                                                                                       Amount     See Note 1
--------------------------------------------------------------------------------------------------------------
  California Continued
  San Diego, CA TAN, MERLOT Series 2003 B20, 1.75%, 6/30/04 4                     $ 7,000,000   $  7,064,330
--------------------------------------------------------------------------------------------------------------
  San Diego, CA Unified Port/Airport District RB, Lindberg Field,
  1.05%, 11/3/03                                                                    9,400,000      9,400,000
--------------------------------------------------------------------------------------------------------------
  San Diego, CA Water Utility Fund Net System GOB, AAMC Series
  1998-10, FGIC Insured, 1.05% 1,3                                                  7,000,000      7,000,000
--------------------------------------------------------------------------------------------------------------
  San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOT Series B20,
  MBIA Insured, 1.03% 1                                                             7,500,000      7,500,000
--------------------------------------------------------------------------------------------------------------
  Southeast CA RR FA Lease RRB, Series A, 0.92% 1                                   2,000,000      2,000,000
--------------------------------------------------------------------------------------------------------------
  Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1% 1                       2,835,000      2,835,000
--------------------------------------------------------------------------------------------------------------
  University of CA Regents RB, 0.90%, 8/13/03                                       7,500,000      7,500,000

--------------------------------------------------------------------------------------------------------------
  Total Investments, at Value (Cost $157,924,715)                                       103.3%   157,924,715
--------------------------------------------------------------------------------------------------------------
  Liabilities in Excess of Other Assets                                                  (3.3)    (5,068,834)
                                                                                  ----------------------------
  Net Assets                                                                            100.0%  $152,855,881
                                                                                  ============================


Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AAMC     ABN AMRO Munitops Certificates
CFD      Community Development District
COP      Certificates of Participation
ED       Economic Development
EDLFA    Educational Facilities Authority
EU       Electric Utilities
FA       Facilities Authority
FAU      Finance Authority
GOB      General Obligation Bonds
GOUN     General Obligation Unlimited Nts.
HAU      Housing Authority
HFFAU    Health Facilities Finance Authority
IDV      Industrial Development
LTA      Local Transportation Authority/Agency
MERLOT   Municipal Exempt Receipts Liquidity Option Tender
MH       Multifamily Housing
MSTFC    Morgan Stanley & Co., Inc. Trust Floater Certificates
PCFAU    Pollution Control Finance Authority
PPA      Public Power Agency
PUC      Public Utilities Commission
RB       Revenue Bonds
REF      Refunding
RR       Resource Recovery
RRB      Revenue Refunding Bonds
SCDAU    Statewide Communities Development Authority
SPTX     Special Tax
SWD      Solid Waste Disposal
TAN      Tax Anticipation Nts.
USD      Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,000,000 or 8.50% of the Trust's net assets as of June 30, 2003.
4. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003


---------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $157,924,715)--see accompanying statement               $157,924,715
---------------------------------------------------------------------------------------------------
 Cash                                                                                     563,054
---------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                     2,971,417
 Interest                                                                                 271,196
 Other                                                                                      8,794
                                                                                     --------------
 Total assets                                                                         161,739,176

---------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased on a when-issued basis                                           7,064,330
 Shares of beneficial interest redeemed                                                 1,701,552
 Service plan fees                                                                         76,949
 Shareholder reports                                                                       11,602
 Dividends                                                                                 10,931
 Transfer and shareholder servicing agent fees                                              4,025
 Trustees' compensation                                                                       642
 Other                                                                                     13,264
                                                                                     --------------
 Total liabilities                                                                      8,883,295

---------------------------------------------------------------------------------------------------
 Net Assets                                                                          $152,855,881
                                                                                     ==============


---------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                     $152,855,881
                                                                                     --------------
 Net Assets--applicable to 152,837,158 shares of beneficial interest outstanding     $152,855,881
                                                                                     ==============

---------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $1.00


 See accompanying Notes to Financial Statements.


6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003


-------------------------------------------------------------------------
 Investment Income

 Interest                                                    $1,991,365

-------------------------------------------------------------------------
 Expenses

 Management fees                                                781,783
-------------------------------------------------------------------------
 Service plan fees                                              312,648
-------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                   49,046
-------------------------------------------------------------------------
 Shareholder reports                                             13,987
-------------------------------------------------------------------------
 Custodian fees and expenses                                      6,148
-------------------------------------------------------------------------
 Trustees' compensation                                           5,918
-------------------------------------------------------------------------
 Other                                                           26,521
                                                             ------------
 Total expenses                                               1,196,051
 Less reduction to custodian expenses                            (6,502)
 Less voluntary reimbursement of expenses                        (3,905)
                                                             ------------
 Net expenses                                                 1,185,644

-------------------------------------------------------------------------
 Net Investment Income                                          805,721

-------------------------------------------------------------------------
 Net Realized Gain on Investments                                 2,327

-------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations        $  808,048
                                                             ============


 See accompanying Notes to Financial Statements.


7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended June 30,                                                                  2003            2002
------------------------------------------------------------------------------------------------------------
 Operations

  Net investment income                                                       $    805,721    $  1,464,326
------------------------------------------------------------------------------------------------------------
  Net realized gain                                                                  2,327          20,304
                                                                              ------------------------------
  Net increase in net assets resulting from operations                             808,048       1,484,630

------------------------------------------------------------------------------------------------------------
  Dividends and/or Distributions to Shareholders

  Dividends from net investment income                                            (805,721)     (1,447,930)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                                                --           (16,396)

------------------------------------------------------------------------------------------------------------
  Beneficial Interest Transactions

  Net decrease in net assets resulting from beneficial interest transactions    (1,799,511)     (2,683,600)

------------------------------------------------------------------------------------------------------------
  Net Assets

  Total decrease                                                                (1,797,184)     (2,663,296)
------------------------------------------------------------------------------------------------------------
  Beginning of period                                                          154,653,065     157,316,361
                                                                              ------------------------------
  End of period                                                               $152,855,881    $154,653,065
                                                                              ==============================


 See accompanying Notes to Financial Statements.


8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS


 Year Ended June 30                                 2003            2002           2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $   1.00        $   1.00       $   1.00    $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain             .01             .01            .03         .03         .02
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.01)           (.01)          (.03)       (.03)       (.02)
 Distributions from net realized gain                 --              -- 1           --          --          --
                                                -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.01)           (.01)          (.03)       (.03)       (.02)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00        $   1.00       $   1.00    $   1.00    $   1.00
                                                =================================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return 2                                     0.52%           0.89%          2.74%       2.63%       2.41%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $152,856        $154,653       $157,316    $162,261    $155,839
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $156,348        $164,278       $166,654     $160,351   $168,272
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              0.52%           0.89%          2.72%        2.57%      2.38%
 Expenses, gross                                    0.76%           0.77%          0.84%        0.83%      0.80%
 Expenses, net                                      0.76% 4,5       0.77% 4,5      0.81% 6      0.81%      0.78% 4,6


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary reimbursement of expenses less than 0.01%.
6. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $7,064,330.
--------------------------------------------------------------------------------
 Security Credit Risk. There arecertain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Federal Taxes. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 Undistributed Net      Undistributed          Accumulated
                 Investment Income    Long-Term Gains    Loss Carryforward
                 ---------------------------------------------------------
                 $27,351                          $--                  $--


10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                 To (From)              From                        Net
                 Ordinary       Capital Gain    Tax Return   Investment
                 Income (Loss)      (Loss) 1    of Capital         Loss
                 ------------------------------------------------------
                 $--                  $2,327           $--          $--

 1. $2,327 was distributed in connection with Trust share redemptions.

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                              Year Ended      Year Ended
                                           June 30, 2003   June 30, 2002
                 -------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest distributions  $805,721     $ 1,447,930
                 Long-term capital gain               --          16,396
                                                ------------------------
                 Total                          $805,721      $1,464,326
                                                ========================

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Year Ended June 30, 2003          Year Ended June 30, 2002
                                  Shares           Amount           Shares           Amount
---------------------------------------------------------------------------------------------
 Sold                        450,261,068    $ 450,261,068      444,501,691    $ 444,501,691
 Dividends and/or
 distributions reinvested        803,029          803,029        1,492,748        1,492,748
 Redeemed                   (452,863,608)    (452,863,608)    (448,678,039)    (448,678,039)
                            -----------------------------------------------------------------
 Net decrease                 (1,799,511)   $  (1,799,511)      (2,683,600)   $  (2,683,600)
                            =================================================================

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year they exceed 0.80% of the Trust's average annual net assets. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $11 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.


12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Centennial California Tax Exempt
 Trust:
    We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003


13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2003. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited


                                Principal Occupation(s) During Past 5 Years;
                                Other Trusteeships/Directorships Held by
Name, Position(s) Held with     Trustee; Number of Portfolios in Fund Complex
Trust, Length of Service, Age   Currently Overseen by Trustee

INDEPENDENT                     The address of each Trustee in the chart below
TRUSTEES                        is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Trustee serves for an
                                indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August
Chairman and Trustee            27, 2002) of the Board II Funds, President and a
(since 1990)                    director (until 1997) of the Manager and Vice
Age: 69                         Chairman (until January 2, 2002) of
                                OppenheimerFunds, Inc. (of which the Manager is a wholly-owned investment advisory subsidiary).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage
Vice Chairman (since 2003)      banking companies: Cherry Creek Mortgage Company
and Trustee (since 1999)        (since 1991), Centennial State Mortgage Company
Age: 66                         (since 1994), The El Paso Mortgage Company
                                (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), International Family
                                Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                 Formerly, Director and President of A.G. Edwards
Trustee (since 1993)            Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999) Mr. Bowen held the
Trustee (since 1997)            following positions: Senior Vice President (from
Age: 66                         September 1987) and Treasurer (from March 1985)
                                of OppenheimerFunds, Inc; Vice President (from
                                June 1983) and Treasurer (since March 1985) of
                                OppenheimerFunds Distributor, Inc. (a subsidiary of OppenheimerFunds, Inc., of which the Manager is an investment advisory subsidiary); Senior
                                Vice President (since February 1992), Treasurer
                                (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager;
                                Vice President (since October 1989) and
                                Treasurer (since April 1986) of HarbourView
                                Asset Management Corporation (an investment advisory subsidiary of OppenheimerFunds, Inc.);
                                President, Treasurer and a director (June
                                1989-January 1990) of Centennial Capital
                                Corporation (a prior investment advisory subsidiary of OppenheimerFunds, Inc.); Vice
                                President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder
                                Services, Inc., and Vice President, Treasurer and Secretary (since November 1989) of
                                Shareholder Financial Services, Inc. (both are transfer agent subsidiaries of OppenheimerFunds,
                                Inc.); Assistant Treasurer (since March 1998) of


15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued

George C. Bowen,                Oppenheimer Acquisition Corp. (OppenheimerFunds,
Continued                       Inc.'s parent holding company); Treasurer (since
                                November 1989) of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of OppenheimerFunds, Inc.); Vice President and
                                Treasurer (since July 1996) of Oppenheimer Real
                                Asset Management, Inc. (an investment advisory subsidiary of OppenheimerFunds, Inc.); Treasurer
                                (since October 1997) of OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (offshore fund management subsidiaries of OppenheimerFunds, Inc.). Oversees 42 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon,
Trustee (since 1999)            George Washington's home (since June 2000).
Age: 64                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky
Trustee (since 1990)            Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of OppenheimerFunds, Inc.;
                                President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                                Shareholders Services Inc. and Shareholder
                                Financials Services, Inc. (until October 1995).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Sam Freedman,                   Director of Colorado Uplift (a non-profit
Trustee (since 1996)            charity) (since September 1984). Formerly (until
Age: 62                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of OppenheimerFunds, Inc. Oversees 42 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)            Funds and of MML Series Investment Fund
Age: 56                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 43 portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Director (since 2001) of Jones Knowledge, Inc.
Trustee (since 2002)            (a privately held company), U.S. Exploration,
Age: 58                         Inc., (since 1997), Colorado UpLIFT (a
                                non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 43 portfolios in the OppenheimerFunds complex.


16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)            Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE              The address of Mr. Grabish in the chart below is
                                6803 S. Tucson Way, Centennial, CO 80112-3924.
                                Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

Richard F. Grabish,             Senior Vice President, Assistant Director of
Trustee (since 2001)            Sales and Marketing (since March 1997), and
Age: 54                         Manager of Private Client Services (since June
                                1985) for A.G. Edwards & Sons, Inc.
                                (broker/dealer and investment firm). Chairman and Chief Executive Officer (since March 2001) of A.G. Edwards Trust Company; Director (since
                                March 1988) of A.G. Edwards & Sons, Inc.
                                Formerly (until March 1987) President and Vice
                                Chairman of A.G. Edwards Trust Company. Oversees
                                6 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack, 498 Seventh Avenue, New York, NY 10018, for Messrs. Carbuto and Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                 Director (since November 2001) of the Manager;
President (since 2001)          Chairman, Chief Executive Officer and director
Age: 53                         (since June 2001) and President (since September
                                2000) of OppenheimerFunds, Inc.; President and a trustee or director of other Oppenheimer funds;
                                President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
                                Partnership Holdings, Inc.; a director (since
                                November 2001) of OppenheimerFunds Distributor,
                                Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                Financial Services, Inc.; President and a director (since July 2001) of OppenheimerFunds
                                Legacy Program (a charitable trust program established by OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                Institutional Asset Management, Inc. (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2002); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of OppenheimerFunds, Inc.); Executive Vice
                                President (since February 1997) of Massachusetts
                                Mutual Life Insurance Company (OppenheimerFunds,
                                Inc.'s parent company); a director (since June
                                1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson &
                                Company, Inc.); formerly Chief Operating Officer
                                (September 2000-June 2001) of OppenheimerFunds,
                                Inc.; President and trustee (November
                                1999-November 2001) of MML Series Investment
                                Fund and


17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued

John V. Murphy,                 MassMutual Institutional Funds (open-end
Continued                       investment companies); a director (September
                                1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay
                                State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and
                                Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 90 portfolios in the OppenheimerFunds complex.

Michael A. Carbuto,             Vice President (since May 1988) of
Vice President (since 1990)     OppenheimerFunds, Inc.; an officer of 3
Age: 47                         portfolios in the OppenheimerFunds complex;
                                formerly Vice President of the Distributor (May
                                1988 - September 1999).

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of OppenheimerFunds, Inc.; Treasurer
Age: 43                         (since March 1999) of HarbourView Asset
                                Management Corporation, Shareholder Services,
                                Inc., Oppenheimer Real Asset Management Corpora-tion, Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000), offshore fund management subsidiaries of OppenheimerFunds, Inc., and OFI Institutional
                                Asset Management, Inc. (since November 2000), an investment advisory subsidiary of
                                OppenheimerFunds, Inc.; Treasurer and Chief
                                Financial Officer (since May 2000) of
                                Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant
                                Treasurer (since March 1999) of Oppenheimer
                                Acquisition Corp. and OppenheimerFunds Legacy
                                Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March
                                1999), Bankers Trust Company-Mutual Fund
                                Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 General Counsel (since November 2001) of the
Vice President and Secretary    Manager; Senior Vice President (since May 1985)
(since 2001)                    and General Counsel (since February 2002) of
Age: 54                         OppenheimerFunds, Inc.; General Counsel and a
                                director (since November 2001) of
                                OppenheimerFunds Distributor, Inc.; Senior Vice
                                President and General Counsel (since November
                                2001) of HarbourView Asset Management
                                Corporation; Vice President and a director
                                (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General
                                Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                Financial Services, Inc., OFI Private
                                Investments, Inc., Oppenheimer Trust Company and
                                OFI Institutional Asset Management, Inc.; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of
                                OppenheimerFunds, Inc.; Assistant Secretary of
                                Shareholder Services, Inc. (May 1985-November
                                2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001); OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (October 1997-November 2001). An officer of 90 portfolios in the OppenheimerFunds complex.

The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge upon request.

18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)